Contingency and Capital Commitments - Nominal Amounts of Undrawn Loan Commitments and Financial Guarantees and Other Credit-Related Contingent Liabilities (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Loan commitments [member]
Disclosure of contingent liabilities [Line Items]
Nominal amounts	¥ 88,106,595	¥ 88,926,181
Financial guarantees and other credit-related contingent liabilities [Member]
Disclosure of contingent liabilities [Line Items]
Nominal amounts	14,244,674	14,869,558
Loan commitments and financial guarantees and other credit-related contingent liabilities [Member]
Disclosure of contingent liabilities [Line Items]
Nominal amounts	¥ 102,351,269	¥ 103,795,739